                                   UAM Funds
                                   Funds for the Informed Investor(SM)

Acadian Emerging Markets Portfolio
Semi-Annual Report                                                April 30, 2002


                                                                          UAM(R)

UAM FUNDS                 ACADIAN EMERGING MARKETS PORTFOLIO
                          APRIL 30, 2002

                                TABLE OF CONTENTS

Shareholders' Letter .....................................................    1

Statement of Net Assets ..................................................    5

Statement of Operations ..................................................   15

Statement of Changes in Net Assets .......................................   16

Financial Highlights .....................................................   17

Notes to Financial Statements ............................................   18

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

May 15, 2002

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2001 to April 30, 2002, focusing on the Portfolio's performance and some of the economic and market conditions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2002, the Acadian Emerging Markets Portfolio returned 44.1%, versus 37.4% for the IFC Investable Index, a widely followed emerging markets benchmark.

Economic and Market Conditions

The emerging markets continued to perform well relative to other world equity markets, outpacing Europe, the U.S. and Japan during the six-month period. The emerging markets are benefiting from their inexpensive valuations, coupled with the sense that they will benefit disproportionately from any pick-up in global economic conditions. Asia fared best under this outlook, given the rapidly improving market for microchips and other key export products produced in the region. Korea rose 71.6% during the six months, while Indonesia was up over 70%, Thailand was up 38.7% and Malaysia was up 42.1%. Latin American markets outside of Argentina (-38.9%) were strong, with markets like Brazil (+35.8%) and Mexico (+31.6%) demonstrating that they were not being dragged down by "contagion effects" in the region. Outside of Asia and the Latin region there were a number of other strong markets, including Russia, up over 80%. There were some down markets in addition to Argentina, including Israel (-19.8%) and Egypt (-11.7%) but all in all it was a very solid period for developing markets.

Source for returns cited: FactSet, Standard and Poors

Investment Strategy Used During the Period

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging markets and 6,000 stocks. Our emerging markets process emphasizes country selection but also examines a variety of factors at the stock level. As a result, the Portfolio was invested in 23 emerging equity markets, with benchmark-relative overweightings in such markets as Thailand, the Philippines, Peru, Poland, Pakistan and Brazil. The Portfolio was underweighted in Turkey, Chile, Israel, Taiwan and Korea.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

The resulting portfolio had what we believe to be very attractive valuation characteristics, with a price/book value, price/sales ratio, and price/earnings ratio all significantly lower than the benchmark index. The portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index, with relatively more assets in the mid-size $1-$5 billion capitalization range, and fewer assets in the larger-size range of $5-20 billion in capitalization.

Commentary on the Fund's Investment Performance

As noted above, the Acadian Emerging Markets Portfolio outperformed its benchmark index by 670 basis points, returning 44.1% for the six months ending April 30 versus 37.4% for the IFC Investable Index. The value added was mostly the result of stock selection within markets.

The Portfolio's performance during the period was helped by investments in:

     . Argentina: Acadian's country valuation framework in the emerging markets includes several measures designed to avoid markets with excessive volatility. These factors, along with valuation and bottom-up stock selection, were part of the reason the portfolio was underweighted in Argentina. This proved to be a sound choice as the market fell over 38% for the period. This added 30 basis points of active return to the Portfolio.

     . Israel: The Portfolio was also underweighted in Israel, which was another market with excessive volatility as well as having less attractive stock valuations and a weaker outlook on earnings. The underweighting in this market added 150 basis points of value to the Portfolio. Stock selection also outperformed, adding 30 basis points for a total of 180.

     . Korea, Thailand and Taiwan: Asian stock selection, focused on technology holdings, added 410, 90 and 90 basis points of active return respectively in Korea, Thailand and Taiwan. Technology stocks generally fared well in Asian emerging markets during the period, as investors perceived a rapidly improving global market for technology exports.

     . Other: The Portfolio also gained 70 basis points from the underweighting in China, as well as 80 and 40 basis points respectively from stock selection in Pakistan and Mexico.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

Hurt Portfolio

The main investments detracting from portfolio performance were the following:

     . Russia: The main market that detracted from return was Russia, where a Portfolio underweighting caused 30 basis points of value lost at the country level. In addition, the Portfolio's group of stocks had a lower return than the Russian portion of the benchmark, detracting an additional 30 basis points for a total of -60.

     . Other: There was also a small amount of value lost from the underweighting in South Africa (-30 basis points) and overweightings in Colombia and Egypt (-30 and -50 basis points).

Current Outlook

To summarize the current outlook:

     . Emerging markets have outpaced developed markets by a wide margin in 2001 and in 2002 year to date.

     . Despite this strong relative performance, valuations remain extremely attractive.

     . Emerging markets are demonstrating increased stability, as the Argentine debt and currency crisis did not provoke an overall Latin market meltdown.

     . Always sensitive to economic change, emerging markets appear poised to continue to perform well in an improved global export environment in 2002.

     . No single region dominates in Acadian's forecasts, which are based on valuation, earnings, and a number of economic and stability factors. Individual markets in Asia, Europe, and Latin America all top the list of the world's most attractive markets currently in our frameworks.

If we can provide any further information, please contact me at (617) 946-3500.

Sincerely,

/s/ Churchill G. Franklin

Churchill G. Franklin
Executive Vice President

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Indices

IFC Investable Index is an unmanaged index maintained by the International Finance Corporation that precisely measures the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

   STATEMENT OF NET ASSETS
   FOREIGN COMMON STOCK - 87.8%

                                                                   Shares         Value
                                                                  --------      ---------
   ARGENTINA -- 0.3%
     Grupo Financiero Galicia ADR* ...........................      78,400      $  108,976
     Siderca SAIC ADR ........................................         300           4,830
     Telecom Argentina ADR* ..................................      26,200          51,876
                                                                                 ---------
                                                                                   165,682
                                                                                 ---------

   BRAZIL -- 0.0%
     Brasil Telecom Participacoes ............................         794               6
     Cia de Bebidas das Americas .............................         860             148
     Cia de Saneamento Basico do Estado de Sao Paulo .........         138               8
     Embratel Participacoes ..................................         794               3
     Seara Alimentos .........................................         911               1
     Sociedad de Participacoes Cime (b)* .....................     131,000              --
     Tele Celular Sul Participacoes ..........................         794               1
     Tele Centro Oeste Celular Participacoes .................         794               3
     Tele Nordeste Celular Participacoes .....................         794               1
     Tele Norte Celular Participacoes ........................         794              --
     Tele Norte Leste Participacoes ..........................         794               9
     Telecomunicacoes de Sao Paulo ...........................         794               9
     Telefonica Data Brasil Holding* .........................         794              --
     Telemig Celular Participacoes ...........................         794               2
     Telesp Celular Participacoes* ...........................         794               2
     Tractebel Energia .......................................       1,020               2
                                                                                  --------
                                                                                       195
                                                                                  ---------

   CHINA -- 3.6%
     China Eastern Airlines, Cl H ............................   1,040,900         164,159
     China Petroleum & Chemical ..............................   3,925,000         629,071
     China Southern Airlines, Cl H* ..........................     466,000         156,843
     Huaneng Power International, Cl H .......................     384,000         285,567
     Maanshan Iron & Steel ...................................   1,926,000         177,803
     Qingling Motors .........................................   3,102,000         517,053
     Sinopec Zhenhai Refining & Chemical .....................     750,000         188,481
                                                                                 ---------
                                                                                 2,118,977
                                                                                 ---------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

   FOREIGN COMMON STOCK - continued

                                                                    Shares         Value
                                                                  ---------     ----------
   COLOMBIA -- 3.4%
     Almacenes Exito .........................................      86,228      $  121,280
     Banco de Bogota .........................................     391,864         887,607
     Bavaria .................................................     212,725         794,500
     Cementos Argos ..........................................      45,100         128,809
     Cementos Caribe .........................................      25,967          62,754
                                                                                ----------
                                                                                 1,994,950
                                                                                ----------

   EGYPT -- 1.6%
     Alexandria National Iron & Steel* .......................       7,000         110,400
     Commercial International Bank ...........................      38,000         235,208
     Egyptian American Bank EAB ..............................       9,300          63,913
     EL Amreya Cement* .......................................       2,250          14,562
     Mobinil-Eqyptian Mobile Netork ..........................      41,800         252,158
     Suez Cement .............................................      34,600         264,910
                                                                                ----------
                                                                                   941,151
                                                                                ----------

   HONG KONG -- 4.7%
     Beijing Enterprises Holdings ............................     115,500         134,764
     Brilliance China Automotive Holdings ....................   1,136,000         193,722
     China Mobile* ...........................................     486,300       1,593,108
     China Pharmaceutical ENT* ...............................     650,000          95,843
     CNOOC ...................................................     562,500         742,865
                                                                                ----------
                                                                                 2,760,302
                                                                                ----------

   INDIA -- 0.9%
     Hindalco Industries GDR  (a) ............................     33,600         546,000
                                                                                ----------

   INDONESIA -- 4.2%
     Bank Central Asia .......................................   1,500,000         426,045
     Bimantara Citra .........................................     384,500         125,694
     Indonesian Satellite ....................................     335,000         457,797
     Medco Energi International ..............................   1,042,500         189,952
     Telekomunikasi Indonesia ................................   2,839,500       1,278,232
                                                                                ----------
                                                                                 2,477,720
                                                                                ----------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             APRIL 30, 2002 (Unaudited)

   FOREIGN COMMON STOCK - continued

                                                                    Shares        Value
                                                                   --------     ----------
   MALAYSIA -- 8.2%
     British American Tobacco Malaysia .......................      10,000      $   93,421
     Edaran Otomobil Nasional ................................      68,000         214,737
     Hong Leong Credit .......................................      52,000         112,211
     IOI Properties ..........................................         500             757
     Kulim Malaysia ..........................................     176,000         135,242
     Malakoff ................................................     120,000         122,526
     Malayan Banking .........................................      64,000         154,948
     Perusahaan Otomobil Nasional ............................     419,000       1,245,974
     Petronas Dagangan .......................................      35,000          51,579
     Public Finance* .........................................     224,000         386,105
     Saship Holdings (b)* ....................................     481,000              --
     Sime Darby ..............................................     178,000         252,947
     TAN Chong Motor Holdings ................................     566,000         236,826
     Telekom Malaysia ........................................      35,000          89,342
     Tenaga Nasional .........................................     395,000       1,174,605
     Unisem (M) ..............................................     134,000         493,684
                                                                                ----------
                                                                                 4,764,904
                                                                                ----------

   MEXICO -- 13.0%
     Alfa* ...................................................     225,000         453,585
     Altos Hornos de Mexico* .................................     178,000              --
     America Movil, Ser L* ...................................     604,000         562,427
     Apasco ..................................................     114,533         798,346
     Carso Global Telecom* ...................................     785,000       1,863,844
     Cemex ...................................................     198,000       1,254,488
     Corporacion GEO, Ser B* .................................      46,000         100,583
     Grupo Carso, Ser A1* ....................................      45,000         165,115
     Grupo Celanese (b)* .....................................      99,000              --
     Grupo Financiero Banorte* ...............................      88,000         235,128
     Grupo Herdez, Ser B .....................................     188,000          80,211
     Grupo Industrial Maseca, Cl B* ..........................     162,000          75,166
     Grupo Sanborns, Ser B1* .................................      74,000         135,840
     Kimberly-Clark de Mexico, Cl A ..........................     122,000         390,388
     Vitro, Ser A* ...........................................     828,000       1,024,479
     Wal-Mart de Mexico, Ser V ...............................     141,000         471,489
                                                                                ----------
                                                                                 7,611,089
                                                                                ----------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

   FOREIGN COMMON STOCK - continued

                                                                 Shares           Value
                                                                ---------      -----------
   PAKISTAN -- 2.5%
     Pakistan Telecommunication.............................     4,533,000     $ 1,442,935
                                                                               -----------

   PERU -- 0.4%
     Banco de Credito del Peru, Cl C .......................        66,960          31,203
     Credicorp .............................................        21,200         196,100
                                                                               -----------
                                                                                   227,303
                                                                               -----------

   PHILIPPINES -- 2.7%
     Ayala Land ............................................     4,386,800         606,570
     Bank of the Philippine Islands ........................        27,400          37,345
     Equitable PCI Bank* ...................................       127,840          94,696
     Globe Telecom* ........................................        33,325         424,585
     International Container Term Services* ................     2,321,700         132,996
     Petron* ...............................................     2,475,700          81,179
     San Miguel, Cl B ......................................        74,390          85,227
     SM Prime Holdings .....................................     1,037,000         120,856
                                                                               -----------
                                                                                 1,583,454
                                                                               -----------

   RUSSIA -- 9.4%
     LUKOIL ADR ............................................        22,370       1,590,748
     MMC Norilsk Nickel ADR* ...............................        18,000         426,107
     Rostelecom ADR ........................................         7,100          63,971
     Surgutneftegaz ADR ....................................        23,700         449,944
     Tatneft ADR ...........................................        31,500         510,300
     Unified Energy System ADR* ............................        11,490         170,512
     YUKOS ADR .............................................        15,500       2,276,338
                                                                               -----------
                                                                                 5,487,920
                                                                               -----------

   SOUTH AFRICA -- 2.0%
     Anglo American Platinum ...............................         3,800         181,179
     Sasol .................................................        91,100         968,082
                                                                               -----------
                                                                                 1,149,261
                                                                               -----------

   SOUTH KOREA -- 18.1%
     Asia Cement ...........................................         6,000         144,198
     Daewoo Motor Sales* ...................................        20,000         120,861
     Dongkuk Steel Mill ....................................        30,028         134,355
     Hankuk Electric Glass .................................        19,000       1,042,464

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

FOREIGN COMMON STOCK - continued

                                                              Shares        Value
                                                             --------    -----------
  Hyundai Department Store ...............................       2,730   $    85,863
  Kookmin Bank ...........................................       5,009       227,990
  Korea Computer .........................................      12,000       208,647
  Korea Electric Power ...................................       3,000        56,798
  LG Chem Investment .....................................     137,000     1,281,017
  LG Electronics* ........................................      23,912       942,403
  LG Electronics Investment ..............................       2,657       116,825
  LG Engineering & Construction ..........................      12,000       105,715
  Samsung Electronics ....................................       9,165     2,705,483
  Samsung SDI ............................................       8,600       747,653
  Shinhan Financial Group ................................      75,000     1,014,257
  SK .....................................................           5            75
  Taekwang Industrial ....................................         310        41,683
  Trigem Computer* .......................................     191,000     1,579,305
                                                                         -----------
                                                                          10,555,592
                                                                         -----------

SRI LANKA -- 0.6%
  Blue Diamond Jewellery World* ..........................          90             3
  DFCC Bank ..............................................      67,759        79,654
  Hayleys ................................................      28,344        35,752
  John Keells Holdings ...................................     255,524       159,495
  Sampath Bank ...........................................     105,000        65,540
                                                                         -----------
                                                                             340,444
                                                                         -----------

TAIWAN -- 9.3%
  Advanced Semiconductor Engineering* ....................     278,477       264,712
  Arima Computer .........................................     724,000       544,314
  Asustek Computer .......................................         600         2,169
  China Steel ............................................   3,402,000     1,548,323
  FAR Eastern Department Store ...........................     210,600        52,777
  Fuh-Hwa Financial Holdings* ............................     539,624       190,413
  Hua Nan Financial Holdings* ............................   1,038,000       702,644
  Inventec ...............................................     106,800        96,291
  Lite-On Technology .....................................     373,000       757,475
  Mercuries & Associates* ................................         600           365
  Mitac International ....................................      57,600        30,861
  Orient Semiconductor Electro* ..........................      42,064        18,902
  Powerchip Semiconductor ................................     875,000       567,102
  Shin Kong Financial Holdings* ..........................      51,750        32,646

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

FOREIGN COMMON STOCK - continued

                                                                      Shares         Value
                                                                    -----------   -----------
  Silitek .......................................................           340   $       676
  Taiwan Semiconductor Manufacturing* ...........................        70,000       176,432
  Winbond Electronics ...........................................       609,000       429,787
                                                                                  -----------
                                                                                    5,415,889
                                                                                  -----------

TURKEY -- 0.0%
  Akbank TAS* ...................................................     6,191,000        19,628
  TAT Konserve ..................................................             1            --
  Turk Sise VE CAM Fabrikalari* .................................             7            --
  Turk Sise VE CAM Fabrikalari - New* ...........................            11            --
                                                                                  -----------
                                                                                       19,628
                                                                                  -----------

UNITED KINGDOM -- 2.3%
  Anglo American ................................................        86,500     1,366,598
  South African Breweries .......................................             1             8
                                                                                  -----------
                                                                                    1,366,606
                                                                                  -----------

VENEZUELA -- 0.6%
  Banco Venezolano de Credito ...................................        49,856       109,475
  Cemex Venezuela Saca ..........................................       208,000        37,032
  Compania Anonima Nacional Telefonos de Venezuela, Cl D ........        56,532       114,807
  Mercantil Servicios Financieros ...............................        80,271        95,276
  Siderurgica Venezolana Sivensa* ...............................            78            --
                                                                                  -----------
                                                                                      356,590
                                                                                  -----------

  TOTAL FOREIGN COMMON STOCK
     (Cost $49,167,532) .........................................                  51,326,592
                                                                                  -----------

FOREIGN PREFERRED STOCK -- 8.6%

BRAZIL -- 7.8%
  Banco Bradesco ................................................    30,001,000       177,074
  Banco do Brasil ...............................................   161,800,000       944,718
  Banco Itau ....................................................     6,800,000       539,454
  Brasil Telecom.................................................           809             4
  Brasil Telecom Participacoes ..................................            60            --

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

FOREIGN PREFERRED STOCK - continued

                                                                    Shares         Value
                                                                 ------------   -----------
  Centrais Eletricas Brasileiras ..............................    27,500,000   $   381,056
  Companhia Brasileira de Distribuicao Grupo Pao de Acucar ....           921            21
  Companhia Brasileira de Petroleo Ipiranga ...................    12,100,000        73,414
  Companhia de Bebidas das Americas ...........................           545           113
  Compania Siderurgica de Tubarao .............................           719             9
  Elektro Eletricidade e Servicos* ............................           638             1
  Embratel Participacoes ......................................    93,000,060       239,632
  Gerdau ......................................................           722            10
  Gerdau Metalurgica ..........................................    15,443,920       319,529
  Lojas Americanas ............................................           327             1
  Petrobras Distribuidora .....................................    28,400,000       546,732
  Petroquimica do Nordeste ....................................     1,200,000       266,046
  Politeno SA Industria e Comercio ............................    54,600,000       159,399
  Sao Carlos Empreendimentos e Participacoes ..................           327             1
  Sao Paulo Alpargatas ........................................     1,370,000        63,761
  Tele Celular Sul Participacoes ..............................            60            --
  Tele Centro Oeste Celular Participacoes .....................   334,300,065       666,196
  Tele Nordeste Celular Participacoes .........................            60            --
  Tele Norte Celular Participacoes ............................            60            --
  Tele Norte Leste Participacoes ..............................           159             2
  Telecomunicacoes de Sao Paulo ...............................            60             1
  Telefonica Data Brasil Holding* .............................            60            --
  Telemig Celular Participacoes ...............................   197,400,060       211,306
  Telesp Celular Participacoes ................................           502             1
  Vale do Rio Doce (b)* .......................................        19,960            --
                                                                                -----------
                                                                                  4,588,481
                                                                                -----------

SOUTH KOREA -- 0.8%
  LG Electronics* .............................................        20,280       399,629
  LG Electronics Investment ...................................         2,500        42,985
                                                                                -----------
                                                                                    442,614
                                                                                -----------
  TOTAL FOREIGN PREFERRED STOCK
    (Cost $4,516,184) .........................................                   5,031,095
                                                                                -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                                      APRIL 30, 2002 (Unaudited)

FOREIGN RIGHTS -- 0.1%

                                                                    Shares         Value
                                                                 ------------   -----------
BRAZIL-- 0.0%
  Tele Celular Sul Participacoes ..............................            14   $        --
  Tele Celular Sul Participacoes (Preferred) ..................             1            --
  Tele Norte Leste Participacoes ..............................            11            --
  Tele Norte Leste Participacoes (Preferred) ..................             2            --
  Telemig Celular Participacoes ...............................            10            --
  Telemig Celular Participacoes (Preferred) ...................     2,270,101            --
                                                                                -----------
                                                                                         --
                                                                                -----------

SOUTH KOREA-- 0.1%
  Trigem Computer* ............................................        7,619         17,663
                                                                                -----------
  TOTAL FOREIGN RIGHTS
     (Cost $0) ................................................                      17,663
                                                                                -----------

SHORT-TERM INVESTMENT--9.3%

                                                                     Face
                                                                    Amount
                                                                 ------------
REPURCHASE AGREEMENT-- 9.3%
  JP Morgan Chase Securities, Inc. 1.55%, dated 04/30/02,
  due 05/01/02, to be repurchased at $5,439,234,
  collateralized by $5,214,277 of various U.S. Treasury
  Obligations, valued at $5,439,003 (Cost $5,439,000) .........     5,439,000     5,439,000
                                                                                -----------
  TOTAL INVESTMENTS-- 105.8%
     (Cost $59,122,716) (c) ...................................                  61,814,350
                                                                                -----------
  OTHER ASSETS AND LIABILITIES -- (5.8)% ......................                  (3,374,058)
                                                                                -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

NET ASSETS CONSIST OF:


                                                                       Value
                                                                    -----------

  Paid in Capital ................................................  $59,575,797
  Undistributed Net Investment Income ............................        3,570
  Accumulated Net Realized Loss ..................................   (3,815,192)
  Net Unrealized Appreciation ....................................    2,676,117
                                                                    -----------
  Total Net Assets-- 100.0% ......................................  $58,440,292
                                                                    ===========

  Institutional Class Shares:
  Shares Issued and Outstanding
      ($0.001 par value) (Authorized 25,000,000) .................    5,334,333
  Net Asset Value, Offering and Redemption Price Per Share .......  $     10.96
                                                                    ===========

  *  Non-Income Producing Security

ADR American Depositary Receipt

  Cl Class

GDR Global Depositary Receipt

  Ser Series

  (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

  (b) Securities are fair valued by the Board of Directors.

  (c) The cost for federal income tax purposes was $59,122,716. At April 30, 2002, net unrealized appreciation for all securities based on tax cost was $2,691,634. This consisted of aggregate unrealized appreciation for all securities of $6,641,597 and aggregate gross unrealized depreciation for all securities of $3,949,963.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              APRIL 30, 2002 (Unaudited)

At April 30, 2002, sector diversification of the Portfolio was as follows:

                                                       % of          Market
Sector Diversification                               Net Assets      Value
----------------------                               ----------   ------------

Foreign Common Stock
Agricultural ......................................      0.2%     $    135,242
Airlines ..........................................      0.5           321,002
Automotive ........................................      3.7         2,193,575
Banks .............................................      4.4         2,549,698
Building & Construction ...........................      5.0         2,911,397
Chemicals .........................................      0.1            41,683
Computers .........................................      5.5         3,217,569
Consumer Products .................................      1.8         1,060,231
Diversified Operations ............................      5.0         2,908,019
Electrical Components & Equipment .................      7.8         4,544,699
Financial Services ................................      5.1         2,957,310
Food, Beverage & Tobacco ..........................      1.9         1,128,690
Medical ...........................................      2.4         1,376,860
Metals ............................................      5.3         3,128,997
Paper & Related Products ..........................      0.7           390,388
Petroleum & Fuel Products .........................     13.1         7,678,614
Real Estate .......................................      1.2           728,183
Retail ............................................      2.1         1,203,215
Semiconductors ....................................      8.0         4,656,102
Telephones & Telecommunications ...................     14.0         8,195,118
                                                      ------      ------------
Total Foreign Common Stock ........................     87.8        51,326,592
Foreign Preferred Stock ...........................      8.6         5,031,095
Foreign Rights ....................................      0.1            17,663
Repurchase Agreement ..............................      9.3         5,439,000
                                                      ------      ------------
Total Investments .................................    105.8        61,814,350
Other Assets and Liabilities, Net .................     (5.8)       (3,374,058)
                                                      ------      ------------
Net Assets ........................................    100.0%     $ 58,440,292
                                                      ======      ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    ACADIAN EMERGING MARKETS PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2002 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividends ............................................................   $     459,513
Interest .............................................................         116,182
Less: Foreign Taxes Withheld .........................................         (74,227)
                                                                         -------------
     Total Income ....................................................         501,468
                                                                         -------------
Expenses
Investment Advisory Fees-- Note B ....................................         137,442
Custodian Fees .......................................................          53,409
Administrative Fees-- Note C .........................................          39,807
Printing Fees ........................................................          12,320
Transfer Agent Fees ..................................................          11,541
Shareholder Servicing Fees-- Note F ..................................          10,525
Call Center Fees-- Note C ............................................           7,443
Audit Fees ...........................................................           6,703
Legal Fees ...........................................................           6,215
Registration and Filing Fees .........................................           3,223
Directors' Fees-- Note E .............................................           1,629
Other Expenses  ......................................................           6,483
                                                                         -------------
  Net Expenses Before Expense Offset .................................         296,740
Expense Offset-- Note A ..............................................            (172)
                                                                         -------------
     Net Expenses After Expense Offset ...............................         296,568
                                                                         -------------
Net Investment Income ................................................         204,900
                                                                         -------------
Net Realized Gain (Loss) on:
     Investments .....................................................         278,825
     Foreign Currency Transactions ...................................        (201,229)
                                                                         -------------
Net Realized Gain on Investments and Foreign Currency Transactions ...          77,596
                                                                         -------------
Net Change in Unrealized Appreciation (Depreciation) on:
     Investments .....................................................       8,357,935
     Foreign Currency Transactions ...................................            (266)
                                                                         -------------
Net Change in Unrealized Appreciation (Depreciation) .................       8,357,669
                                                                         -------------
Net Gain on Investments and Foreign Currency .........................       8,435,265
                                                                         -------------
Net Increase in Net Assets Resulting from Operations .................   $   8,640,165
                                                                         =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                 Ended          Year Ended
                                                             April 30, 2002     October 31,
                                                              (Unaudited)          2001
                                                             --------------    ------------
Increase (Decrease) in Net Assets Operations:
  Net Investment Income ...................................  $     204,900     $    159,011
  Net Realized Gain (Loss) ................................         77,596       (1,883,814)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments and Foreign Currency Transactions ......      8,357,669       (1,065,438)
                                                             -------------     ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations .......................................      8,640,165       (2,790,241)
                                                             -------------     ------------
Distributions:
  Net Investment Income ...................................        (12,987)        (152,121)
                                                            --------------     ------------
  Total Distributions .....................................        (12,987)        (152,121)
                                                            --------------     ------------
Capital Share Transactions:
  Issued ..................................................     35,569,253        5,758,327
  Issued in Lieu of Cash Distributions ....................         12,612          148,245
  Redemption Fees-- Note I ................................         14,712           10,314
  Redeemed ................................................     (3,575,281)      (7,610,847)
                                                            --------------     ------------
  Net Increase (Decrease) from Capital Share Transactions .     32,021,296       (1,693,961)
                                                            --------------     ------------
   Total Increase (Decrease) ..............................     40,648,474       (4,636,323)
                                                            --------------     ------------
Net Assets:
  Beginning of Period .....................................     17,791,818       22,428,141
                                                            --------------     ------------
  End of Period (including undistributed net investment
    income of $3,570 and $12,886, respectively) ........... $   58,440,292     $ 17,791,818
                                                            ==============     ============

Shares Issued and Redeemed:
  Issued ..................................................      3,351,275          680,500
  Issued in Lieu of Cash Distributions ....................          1,441           17,839
  Redeemed ................................................       (357,484)        (894,263)
                                                            --------------     ------------
  Net Increase (Decrease) in Shares Issued and  Redeemed ..      2,995,232         (195,924)
                                                            ==============     ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                      Six Months
                                        Ended
                                       April 30,                      Years Ended October 31,
                                         2002        ---------------------------------------------------------
                                      (Unaudited)      2001        2000        1999*       1998         1997
                                      -----------    --------    --------    --------    --------     --------
Net Asset Value,
     Beginning of Period ............  $   7.61      $   8.85    $   9.39    $   6.75    $  11.28     $  12.12
                                       --------      --------    --------    --------    --------     --------

Income from Investment Operations
Net Investment Income ...............      0.04          0.07        0.16        0.10        0.11         0.16
Net Realized and Unrealized
     Gain (Loss) ....................      3.32         (1.25)      (0.59)+      2.63       (3.99)+      (0.85)
                                       --------      --------    --------    --------    --------     --------

Total from Investment Operations ....      3.36         (1.18)      (0.43)       2.73       (3.88)       (0.69)
                                       --------      --------    --------    --------    --------     --------

Distributions:
Net Investment Income ...............     (0.01)        (0.06)      (0.11)      (0.09)      (0.14)       (0.12)
Net Realized Gain ...................        --            --          --          --       (0.51)       (0.03)
                                       --------      --------    --------    --------    --------     --------

     Total Distributions ............     (0.01)        (0.06)      (0.11)      (0.09)      (0.65)       (0.15)
                                       --------      --------    --------    --------    --------     --------

Net Asset Value, End of Period ......  $  10.96      $   7.61    $   8.85    $   9.39    $   6.75     $  11.28
                                       ========      ========    ========    ========    ========     ========

Total Return ........................     44.11%**     (13.40)%     (5.20)%     41.49%     (36.00)%      (5.71)%
                                       ========      ========    ========    ========    ========     ========
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands) ....................  $ 58,440      $ 17,792    $ 22,428    $ 77,019    $ 88,665     $ 80,220
Ratio of Expenses to Average
     Net Assets .....................      2.16%***      2.20%       2.09%       1.61%@      1.61%@       1.50%
Ratio of Net Investment Income
     to Average Net Assets ..........      1.49%***      0.77%       0.65%       1.11%       1.60%        1.31%
Portfolio Turnover Rate .............        91%           84%         38%         45%         32%          28%

  * Per share amounts for the period are based on average outstanding shares.
 ** Not Annualized.
*** Annualized.
  + The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
  @ The ratio of net operating expenses to average net assets, excluding foreign tax expense, is 1.53% and 1.59% for the years ended October 31, 1999 and 1998, respectively.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Acadian Emerging Markets Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

          5. Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

     The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

          6. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

          Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

          Permanent book and tax basis differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          7. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

          8. Implementation of New Accounting Standards: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

     Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500. The Administrator may, at its sole discretion waive all or a portion of its fees.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAM Shareholder Service Center, "UAMSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

     D. Distribution Services: The UAM Funds and Funds Distributor, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Funds Distributors, Inc. distributed the shares of the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds, (however, including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2002, the Portfolio made purchases of $56,035,630 and sales of $25,821,441 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the six months ended April 30, 2002, the Portfolio had no borrowings under the agreement.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

     I. Other: At April 30, 2002, 58% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

     The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2002 there were $14,712 in redemption fees retained.

     At April 30, 2002, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

     J. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner Circle portfolio. The Reorganization is scheduled to occur at the close of business on June 21, 2002.

                                      NOTES

                                      NOTES

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

Officers and Directors

Scott F. Powers                          Linda T. Gibson
Director, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajdan Vetterlein
Director                                 Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher F. Salfi
Director                                 Treasurer

Philip D. English                        Suzan M. Barron
Director                                 Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Director                                 Assistant Secretary

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free) 1-877-826-5465
www.uam.com

Investment Adviser
Acadian Asset Management, Inc.
Ten Post Office Square
Boston, MA 02110

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109




                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.